Earning Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Numerator:
Net income attributable to the Group’s ordinary shareholders	$ 1,223,156		$ 950,865		$ 1,421,303
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	28,335,548	[1]	28,000,000	[1]	28,000,000
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share	28,335,548	[1]	28,000,000	[1]	28,000,000
Basic earnings per share	$ 0.04		$ 0.03		$ 0.05
Diluted earnings per share	$ 0.04		$ 0.03		$ 0.05

[1]	Giving retroactive effect to the 9,240,000 Cass A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding following the share subdivision and share surrender on February 18, 2025, starting from the earliest period presented. Further information is disclosed in Note 14 SHAREHOLDERS’ EQUITY.